Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum rental commitments as of December 31, 2012 under other noncancelable lease agreements are as follows (in millions):

2013	$69
2014	50
2015	40
2016	33
2017	23
Thereafter	44

$259